Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

At March 31, 2015 and December 31, 2014, long-term debt and capital lease obligations consisted of the following:

	March 31, 2015	December 31, 2014

Amended 2012 Credit Agreement	$2,813,800	$2,900,222
Senior Notes	5,336,725	5,514,947
Equity-neutral convertible bonds	401,723	451,653
Accounts receivable facility	185,500	341,750
Capital lease obligations	39,013	40,991
Other	$131,947	$144,321
Long-term debt and capital lease obligations	8,908,708	9,393,884
Less current portion	(307,052)	(313,607)
Long-term debt and capital lease obligations, less current portion	$8,601,656	$9,080,277

	March 31, 2015	December 31, 2014

Amended 2012 Credit Agreement	$2,813,800	$2,900,222
Senior Notes	5,336,725	5,514,947
Equity-neutral convertible bonds	401,723	451,653
Accounts receivable facility	185,500	341,750
Capital lease obligations	39,013	40,991
Other	$131,947	$144,321
Long-term debt and capital lease obligations	8,908,708	9,393,884
Less current portion	(307,052)	(313,607)
Long-term debt and capital lease obligations, less current portion	$8,601,656	$9,080,277

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at March 31, 2015 and at December 31, 2014:

	Maximum Amount Available March 31, 2015		Balance Outstanding March 31, 2015

Revolving Credit USD	$1,000,000	$1,000,000	$47,485	$47,485
Revolving Credit EUR	€400,000	$430,360	€-	$-
USD Term Loan	$2,450,000	$2,450,000	$2,450,000	$2,450,000
EUR Term Loan	€294,000	$316,315	€294,000	$316,315
		$4,196,675		$2,813,800

	Maximum Amount Available December 31, 2014		Balance Outstanding December 31, 2014

Revolving Credit USD	$1,000,000	$1,000,000	$35,992	$35,992
Revolving Credit EUR	€400,000	$485,640	€-	$-
USD Term Loan	$2,500,000	$2,500,000	$2,500,000	$2,500,000
EUR Term Loan	€300,000	$364,230	€300,000	$364,230
		$4,349,870		$2,900,222

At March 31, 2015 and December 31, 2014, the Company had letters of credit outstanding in the amount of $6,893 and $6,893, respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates, but which reduce available borrowings under the respective revolving credit facility.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the accounts receivable facility at March 31, 2015 and at December 31, 2014:

	Maximum Amount Available(1)		Balance Outstanding
	March 31, 2015	December 31, 2014	March 31, 2015	December 31, 2014

Accounts Receivable Facility	$800,000	$800,000	$185,500	$341,750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $66,622 as of March 31, 2015 and $66,622 at December 31, 2014. These letters of credit are not included above as part of the balance outstanding at March 31, 2015 and December 31, 2014; however, they reduce available borrowings under the accounts receivable facility.

12. Commitments and Contingencies